Investment Strategy - T. Rowe Price Blue Chip Growth Fund, Inc.	Feb. 25, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of blue chip companies with growth characteristics. For purposes of the fund’s 80% investment policy, the fund considers a company to be a blue chip company if the company’s securities are represented in the S&P 500 Index and the fund considers a company to have growth characteristics if the company’s securities are represented in an appropriate third-party growth-oriented index. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund primarily invests in common stocks and focuses on blue chip growth companies. Blue chip growth companies are firms that, in the investment adviser’s view, are well established in their industries and have the potential for above-average earnings growth. The fund focuses on companies with leading market positions, seasoned management, and strong financial fundamentals. The fund’s investment approach reflects the belief that solid company fundamentals (with emphasis on the potential for above-average growth) combined with a positive industry outlook may result in a higher stock price. Some of the companies the adviser targets for the fund should have good prospects for dividend growth.

At times, the fund may have a significant portion of its assets invested in the same economic sector, such as the information technology sector.

The fund is nondiversified, which means it may invest a greater percentage of its assets in a particular issuer than is permissible for a diversified fund.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of blue chip companies with growth characteristics.